Earnings Per Share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings Per Share

Note 10: Earnings Per Share

Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
	2017	2016
Earnings attributable to common shareholders	1,395	3,098
Less: Dividends declared on preference shares	(2)	(2)
Earnings used in consolidated earnings per share	1,393	3,096
Less: Loss (earnings) from discontinued operations, net of tax	3	(2,093)
Earnings used in earnings per share from continuing operations	1,396	1,003

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2017	2016
Weighted-average number of common shares outstanding	718,068,567	746,688,830
Weighted-average number of vested DSUs	701,138	639,653
Basic	718,769,705	747,328,483
Effect of stock options and TRSUs	1,423,800	1,633,011
Diluted	720,193,505	748,961,494

There were nil and 11,109 share-based compensation awards outstanding at December 31, 2017 and 2016, respectively, where the exercise price was greater than the average market price. As these awards were anti-dilutive, they were excluded from the diluted earnings per share computation.